NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE
NOTE 4 — NOTES PAYABLE

On November 28, 2012, Former SAE entered into a four year term Credit Agreement for $80 million (as amended, the “2012 Credit Agreement”). The Corporation joined the 2012 Credit Agreement, in the same capacity as Former SAE, in connection with the consummation of the Merger, and Merger Sub, as the surviving entity in the Merger, succeeded to the obligations of Former SAE. The 2012 Credit Agreement has requirements for principal payments of $200 to $250 per quarter until the note is due. The interest rate on borrowings under the 2012 Credit Agreement is 13.5%. The Corporation may elect to pay up to 2.5% of the interest as a payment in kind (“PIK”); the PIK amount of interest is added to the balance of the note. For the three and nine months ended September 30, 2013 the Corporation elected to exercise  the PIK option and $525 and $1,520, respectively, was expensed to interest and added to the balance of the note. At the time Former SAE entered into Amendment No. 2 on June 24, 2013, Former SAE and the Borrowers under the 2012 Credit Agreement  received a commitment to fund, at Former SAE’s election and subject to the satisfaction of customary closing conditions, the full $20 million of the additional loans available to the borrowers under the 2012 Credit Agreement. The commitment expired unexercised on October 5, 2013.

A credit agreement with CLCH, a company controlled by Jeff Hastings, the Corporation’s Executive Chairman, was entered into by Former SAE on January 1, 2009 for a maximum credit line of $3,000 which carried an annual interest rate of 8.5% and was due on demand. As of December 31, 2012, the outstanding balance was $53. The credit line has been closed and the balance of this loan was paid off in February 2013.

The Corporation issued a promissory note to CLCH, as a representative of the Former SAE stockholders, at the Closing on June 24, 2013, as Merger consideration to the Former SAE stockholders with a stated amount of $17,500 and a fair value of $11,775. The note is unsecured, is subordinate to the borrowings outstanding under the 2012 Credit Agreement, carries an annual interest rate of 10%, with interest payments subject to certain restrictions under the 2012 Credit Agreement, and is due and payable in full on June 24, 2023. As of September 30, 2013, the outstanding balance was $17,500 with a fair value of $12,267 which is being accreted to the principal balance over the life of the note through interest expense.

The Corporation owes notes to related parties at a stated value of $500 which are convertible into 1,000,000 warrants with an exercise price of $12 per warrant.

Notes payable at September 30, 2013 and December 31, 2012 consist of the following:

	2013	2012
Amount outstanding under 2012 Credit Agreement	$80,820	$79,900
Unamortized loan discount	(488)	(607)
Net loan	80,332	79,293
Less current maturities of notes payable	(800)	(800)
Long term portion of notes payable	79,532	78,493
Notes payable to Former SAE stockholders - related parties – long-term portion	12,267	—
Notes payables to related parties - current portion	—	53
Notes payable to Former Trio stockholders – current portion	500	—
Total notes payable to related parties	12,767	53
Total notes payable	$92,299	$78,546

NOTE 11 — NOTES PAYABLE

a) Notes Payable

Notes payable at December 31, 2012 and 2011 consist of the following:

	2012	2011
Amount outstanding under Credit Agreement	$79,900	$—
Loans payable to various financial institutions	—	5,224
Unamortized loan discount	(607)	—
Net loan	79,293	5,224
Bank overdraft	—	101
Loans from third party	—	98
Total notes payable	79,293	5,423
Loan payable to Encompass LLP – related party	—	1,917
Loan payable to CLCH – related party	53	53
Total notes payable to related parties	53	1,970
Total notes payable	$79,346	$7,393

All of the Corporation’s outstanding debt in 2011 and 2012 as described below was paid off from proceeds of the 2012 Credit Agreement (defined below) prior to December 31, 2012 except for the loan payable to CLCH that was paid off in February, 2013.

The Corporation had ten bank loans with various financial institutions in Colombia that were used to fund short-term working capital requirements, included in notes payable (the “Colombia Loans”). The Colombia Loans had maturity dates in 2012 and interest rates that ranged between 8.2% and 13.87%. The Colombia Loans were repaid in full in December 2012.

During 2012, the Corporation entered into additional short-term working capital loans with five financial institutions in Colombia for an aggregate amount of $8,698. These loans had maturity dates between October 2012 and June 2013 with interest rates between 6.8% and 13.5% and were partially secured by Colombian accounts receivable, with an average interest rate of 9.24%, 9.61% and 10.18% for the years ending December 31, 2012, 2011 and 2010, respectively. All of these Colombian loans were repaid in full in December 2012.

The Corporation entered into two loan agreements with entities owned by stockholders of the Corporation to fund working capital needs. The agreement with Encompass LLP (“Encompass”) was entered by the Corporation on January 1, 2009 for a maximum credit line of $3,000. The line carried an annual interest rate of 15% and was due on demand. The Corporation had $1,917 outstanding under this credit line and accrued and unpaid interest of $211 as of December 31, 2011. There was no outstanding balance on this credit line on December 31, 2012, and the line has been cancelled. The agreement with CLCH was entered by the Corporation on January 1, 2009 for a maximum credit line of $3,000 and carried an annual interest rate of 8.5% and was due on demand. The Corporation had $53 outstanding under this credit line as of December 31, 2011. As of December 31, 2012, the outstanding balance was $53. The credit line has been closed and the balance of this loan was paid off in February 2013.

The Corporation also had a loan with a third-party dated September 31, 2011 related to the purchase of equipment with an original balance of $162 (C$ 157). The loan was secured by the equipment, was due in monthly installments of $21 (C$20) and carried an annual interest rate of 8.25%. The loan matured May 15, 2012, and was paid in full in December 2012.

The Corporation also had a line of credit with Royal Bank of Canada (“RBC”) with a borrowing limit of $2,500 and annual interest rate of prime plus 1.25%. As of December 31, 2011, the Corporation had $0 balance outstanding. In July 2012, this line of credit was closed.

On January 1, 2012, the Corporation entered into a Promissory Note for working capital purposes in the principal amount of $375 at an annual interest rate of 9% with a stockholder of the Corporation. The note was paid in full in December 2012.

On July 3, 2012, NES LLC, a wholly-owned subsidiary of the Corporation, as Issuer and the Corporation as a Guarantor, entered into a Note Purchase Agreement with Prudential Capital Group for the issuance of secured promissory notes in the principal amount of $15,000 at an interest rate of 8.75% per annum (the “NES Note”). The NES Note was secured by field operating equipment and was to mature November 1, 2015. This loan was repaid in full in December 2012.

On July 6, 2012, SAExploration (Canada) Ltd., a wholly-owned subsidiary of the Corporation, as Issuer and the Corporation as a Guarantor, entered into a Note Purchase Agreement with Prudential Capital Group for the issuance of secured promissory notes in the principal amount of $5,000 at an interest rate of 8.75% per annum (the “Canadian Note”). The Canadian Note was secured by certain field operating equipment and was to mature July 1, 2016. The Canadian Note was paid in full in December 2012. The two above Prudential notes had a prepayment fee of $2,209, which was paid in December 2012 and charged to loan prepayment fee in the statements of income and comprehensive income.

b) 2012 Credit Agreement
On November 28, 2012, the Corporation entered a long term Credit Agreement for $80,000 with various lenders and CP Admin Co LLC, as the administrative agent (the “2012 Credit Agreement”). Of the proceeds from this transaction, approximately $40,000 retired all the debt described above and funded the financing costs, and approximately $40,000 provided cash for future capital expenditures.

The 2012 Credit Agreement is collateralized by all of the assets of the Corporation.

Interest on borrowing under the 2012 Credit Agreement is 13.5% per annum. The Corporation may elect to pay up to 2.5% of the interest as a payment in kind (“PIK”); the PIK amount of the interest is added to the balance on the loan. Principal repayment on this loan was $100 on December 31, 2012, and is $200 every calendar quarter thereafter on the last day of the quarter until September 30, 2016. The balance of the loan, including any PIK additions to the balance, is due on November 28, 2016. The Corporation did not elect to pay interest as a PIK during the year ended December 31, 2012.

As part of this transaction, warrants were issued for 1% of the “Common Stock Deemed Outstanding” of the Corporation upon exercise, which takes into account any securities or contract of a dilutive nature which are exercisable. The debt was recorded, net of discount, $622, for $79,378. See Note 13 — Warrants.

Cost associated with the issuance of the 2012 Credit Agreement, in amount of $9,279 is being amortized to interest expense over the life of the 2012 Credit Agreement using the effective interest rate method. The total amount of amortization of the debt cost and discount for the year ending December 31, 2012 was $213.

The following table represents the future principal payments for the 2012 Credit Agreement per year, as of December 31, 2012:

2013	$800
2014	800
2015	800
2016	77,500
$79,900

Significant negative covenants include:

Capital expenditures are limited as follows for the respective years:

Fiscal Year Ending December 31,	Authorized Capital Expenditure
2012	$42,500
2013	$47,500
2014	$22,500
2015	$22,500
2016	$42,500

Debt Service Ratio is consolidated EBITDA (earnings before interest, taxes, depreciation and amortization) divided by consolidated debt service (cash interest payments plus the scheduled principal payments on all outstanding debt, including capital lease obligations). This required ratio computed on a fiscal quarter ranges as follows for the respective years:

Fiscal Year Ending December 31,	Debt Service Coverage Ratio
2013	3.25
2014	3.50 - 3.75
2015	4.00
2016	4.00

Net Leverage Ratio is consolidated Net Indebtedness (all outstanding debt, capital lease obligations, unused letters of credit and contingent obligations less cash and cash equivalents) divided by consolidated EBITDA. The required ratio computed on a fiscal quarter ranges as follows for the respective years:

Fiscal Year Ending December 31,	Net Leverage Ratio
2013	2.25 - 2.00
2014	1.75 - 1.25
2015	1.25
2016	1.25

Total Leverage Ratio is consolidated Indebtedness (all outstanding debt, capital lease obligations, unused letters of credit and contingent obligations) divided by consolidated EBITDA. The required ratio computed on a fiscal quarter ranges as follows for the respective years;

Fiscal Year Ending December 31,	Total Leverage Ratio
2013	2.50 - 2.25
2014	2.25 - 1.75
2015	1.75
2016	1.75

The Fair Value of the 2012 Credit Agreement was based on similar market prices for similar issues of debt of similar remaining maturities. The carrying value of the 2012 Credit Agreement is $79,293 net of discount. The Corporation estimated the Fair Value of the 2012 Credit Agreement as $79,900, its gross carrying value at December 31, 2012.

At December 31, 2012, the Corporation was in compliance with the covenants of the 2012 Credit Agreement.